CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Non-current assets or disposal groups classified as held for sale		$ 4,436		$ 5,726
Total Equity		$ 7,369,415		$ 7,338,971	$ 7,116,893	$ 6,999,283
Masisa Mexico Group [Member]
Statement [Line Items]
Cash and cash equivalent			$ 9,164
Other current non-financial			321
Trade and other current receivables	[1]		23,163
Accounts receivable from related companies			27,702
Inventories			30,477
Current tax assets			8,769
Investments accounted for using equity method			278
Property, plant and equipment			155,722
Deferred tax assets			3,701
Non-current assets or disposal groups classified as held for sale			49
Total assets			259,346
Trade and other current payables			2,024
Accounts payable to related companies			27,100
Other current provisions			17,832
Current tax liabilities			3,243
Deferred tax liabilities			14,368
Non-current provisions for employee benefits			4,426
Total liabilities			68,993
Total Equity			$ 190,353

[1]	Trade receivables and other current receivables has an insignificant risk of bad debt. As of the date, the bad debt provision was near to 1%, which is in accordance with the Arauco policy.